Notes Payable - Schedule of Notes Payable (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Notes payable, gross	$ 1,105,750	$ 588,250	$ 588,250
Less: unamortized discount	(959,303)	(449,405)	(449,405)
Total	146,447	138,845	138,845
Short term convertible notes, net of discount of $959,303	87,447	74,827	74,827
Long-term convertible notes, net of discount of $0		5,018
Short-term non-convertible notes	55,000	55,000	30,000
Long-term non-convertible notes		0	0
Continuing Operations [Member]
Short-term non-convertible notes	55,000	55,000
Discontinued Operations [Member]
Short-term non-convertible notes	4,000	4,000
Note payable [Member]
Notes payable, before reduction of partial conversion	30,000	30,000	30,000
Less: Settlement	(30,000)	(30,000)	(30,000)
Notes payable, gross	0	0	0
Note Payable to Individual [Member]
Notes payable, gross	40,000	40,000	40,000
Note Payable to Financial Group [Member]
Notes payable, before reduction of partial conversion	75,000	75,000	75,000
Less: Settlement	(75,000)	(75,000)	(75,000)
Notes payable, gross	0	0	0
Note payable Two [Member]
Notes payable, before reduction of partial conversion	75,000	75,000	75,000
Less: conversion	(75,000)	(75,000)	(75,000)
Notes payable, gross	0	0	0
Note payable Three [Member]
Notes payable, before reduction of partial conversion	78,750	78,750	78,750
Less: conversion	(78,750)	(78,750)	(78,750)
Notes payable, gross	0	0	0
Note payable Four [Member]
Notes payable, before reduction of partial conversion	78,750	78,750	78,750
Less: conversion	(78,750)	(78,750)	(78,750)
Notes payable, gross	0	0	0
Note payable Five [Member]
Notes payable, before reduction of partial conversion	78,750	78,750	78,750
Less: conversion	(78,750)	(78,750)	(78,750)
Notes payable, gross	0	0	0
Note payable Six [Member]
Notes payable, before reduction of partial conversion	75,000	75,000	75,000
Less: conversion	(75,000)	(75,000)	(75,000)
Notes payable, gross	0	0	0
Note payable Seven [Member]
Notes payable, before reduction of partial conversion	157,500	157,500	157,500
Less: conversion	(157,500)	(157,500)	(157,500)
Notes payable, gross	0	0	0
Note payable Eight [Member]
Notes payable, before reduction of partial conversion	88,000	88,000	88,000
Less: conversion	(88,000)	(88,000)	(88,000)
Notes payable, gross	0	0	0
Note payable Nine [Member]
Notes payable, before reduction of partial conversion	105,000	105,000	105,000
Less: conversion	(105,000)	(105,000)	(105,000)
Notes payable, gross	0	0	0
Note payable Ten [Member]
Notes payable, before reduction of partial conversion	53,000	53,000	53,000
Less: conversion	(53,000)	(53,000)	(53,000)
Notes payable, gross	0	0	0
Note payable Eleven [Member]
Notes payable, before reduction of partial conversion	30,000	30,000	30,000
Less: conversion	(30,000)	(30,000)	(30,000)
Notes payable, gross	0	0	0
Note payable Twelve [Member]
Notes payable, gross	50,000	50,000	50,000
Note payable Thirteen [Member]
Notes payable, before reduction of partial conversion	53,000
Less: conversion	(53,000)
Notes payable, gross	0	53,000	53,000
Note payable Fourteen [Member]
Notes payable, before reduction of partial conversion	105,000
Less: conversion	(105,000)
Notes payable, gross	0	105,000	105,000
Note payable Fifteen [Member]
Notes payable, before reduction of partial conversion	53,000
Less: conversion	(53,000)
Notes payable, gross	0	53,000	53,000
Note payable Sixteen [Member]
Notes payable, gross	4,000	4,000	4,000
Note payable Seventeen [Member]
Notes payable, gross	5,000	5,000	5,000
Note payable Eighteen [Member]
Notes payable, gross	56,750	56,750	56,750
Note payable Nineteen [Member]
Notes payable, before reduction of partial conversion	138,000
Less: conversion	(138,000)
Notes payable, gross	0	138,000	138,000
Note payable Twenty [Member]
Notes payable, before reduction of partial conversion	83,500
Less: conversion	(83,500)
Notes payable, gross	0	$ 83,500	$ 83,500
Note payable Twenty One [Member]
Notes payable, before reduction of partial conversion	425,000
Less: conversion	(300,000)
Notes payable, gross	125,000
Note payable Twenty Two [Member]
Notes payable, before reduction of partial conversion	425,000
Less: conversion	(200,000)
Notes payable, gross	225,000
Note payable Twenty Three [Member]
Notes payable, gross	300,000
Note payable Twenty Four [Member]
Notes payable, gross	$ 300,000